COMMON STOCK AND STOCK INCENTIVE PLANS (Details 5) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	May 15, 2009 ESPP	Mar. 31, 2009 ESPP	Dec. 31, 2012 Cost of net sales	Dec. 31, 2011 Cost of net sales	Dec. 31, 2010 Cost of net sales	Dec. 31, 2012 Selling, general and administrative	Dec. 31, 2011 Selling, general and administrative	Dec. 31, 2010 Selling, general and administrative	Dec. 31, 2012 Research and development	Dec. 31, 2011 Research and development	Dec. 31, 2010 Research and development	Dec. 31, 2010 Restructuring
COMMON STOCK AND STOCK INCENTIVE PLANS
Number of executives involuntarily terminated as part of the 2008 and 2009 Restructuring Plans	0	0	8
Stock-based compensation expense recognized	$ 2,982,000	$ 3,029,000	$ 7,602,000		$ 1,200,000	$ 107,000	$ 99,000	$ 166,000	$ 2,399,000	$ 2,602,000	$ 4,600,000	$ 476,000	$ 328,000	$ 784,000	$ 2,052,000
Offering period of canceled purchase plan					24 months
Stock-based compensation capitalized within inventory	$ 0	$ 0
Consideration for settlement on account of cancellation				0